Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Balances and Transactions

18. Related Party Balances and Transactions

The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Fanhua Group	Shareholder of the Company

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

18. Related Party Balances and Transactions (Continued)

The outstanding balance due to related parties as of December 31, 2024 and June 30, 2025 were as follows:

	As of	As of
Balances with related parties	December 31, 2024	June 30, 2025
	RMB	RMB
Amounts due to related parties
Fanhua Group (i)	45,811	48,316

(i)	Corporate borrowings from Fanhua Group

The Group issued a convertible loan in the principal amount of RMB130.0 million to Fanhua Group with an annual interest rate of 10% (the “Convertible Loan”) on October 26, 2017. The due date of the Convertible Loan is October 26, 2020. Pursuant to the Convertible Loan agreement, the entire or any portion of the Convertible Loan can be converted into ordinary shares of the Company. On October 10, 2019, Fanhua Group converted the RMB80.0 million in the principal amount of the Convertible Loan and its accrued interests of RMB14.1 million into an aggregate of 28,684,255 ordinary shares of the Company, at a conversion price of US$0.4766 per share. On the same date, Fanhua Group gave up its conversion right for the remaining balance of the Convertible Loan in accordance with a Convertible Loan Payment Plan Agreement entered by these two parties (the “Payment Plan Agreement”). Upon the conversion, Fanhua Group held 3.4% equity interest in the Group. In October 2020, the Group entered into a supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining principal balance in the Convertible Loan of RMB50.0 million and corresponding interest of RMB15.0 million as additional principal to October 26, 2022 (the “Corporate borrowings from Fanhua Group”). RMB10 million of the aggregated principal amount of RMB65 million with an annual interest rate of 10% was due on January 10, 2021 and the remaining of RMB55.0 million was due on October 26, 2022.

In 2021, the Group repaid the aggregated principal amount of RMB6.3 million to Fanhua Group. In October 2022, the Group entered into another supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining balance of the Corporate borrowings from Fanhua Group to October 26, 2024, which caused the presentation of the borrowing reclassified from current liabilities to non-current liabilities. None of the other terms of the Corporate borrowings from Fanhua Group had changed in the supplemental agreement.

In 2023, the Group repaid the aggregated amount of RMB12.6 million to Fanhua Group. As of December 31, 2023, the balance of the Corporate borrowings from Fanhua Group was RMB55.3 million, and the remaining balance of the Corporate borrowings from Fanhua Group will be mature on October 26, 2024, which caused the presentation of the borrowing reclassified from non-current liabilitis to current liabilities.

In 2024, the Group repaid the aggregated principal of RMB10.0 million to Fanhua Group. As of December 31, 2024, the balance of the Corporate borrowings from Fanhua Group was RMB45.8 million. In August 2024, the Group entered into another supplemental agreement to the Payment Plan Agreement with Fanhua Group to extend the remaining balance of the Corporate borrowings from Fanhua Group to October 26, 2026, which caused the presentation of the borrowing reclassified from current liabilities to non-current liabilities. None of the other terms of the Corporate borrowings from Fanhua Group had changed in the supplemental agreement.

As of June 30, 2025, the balance of the Corporate borrowings from Fanhua Group was RMB48.3 million.

The Group elected fair value option to account for the Convertible Loan and the Corporate borrowings from Fanhua Group, and recognized loss/(gain) under “Changes in fair value of amounts due to related party” and “Fair value changes of amounts due to related party due to own credit risk” in the unaudited interim condensed consolidated statements of operations and comprehensive loss of RMB3.3 million and RMB2.1 million and RMB0.3 million and RMB0.5 million for the six months ended June 30, 2024 and 2025, respectively.

The Group engaged an independent valuation firm to assist the management in its assessment of fair value of the Corporate borrowings at each end of reporting period. The fair value measurements of the Corporate borrowings are based on significant inputs not observable in the market, and thus represent Level 3 fair value measurements. The Group utilized the following assumptions to estimate the fair value of the Corporate borrowings:

	As of	As of
	December 31, 2024	June 30, 2025
Discount rate	9.92%	9.39%

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

18. Related Party Balances and Transactions (Continued)

(i) Corporate borrowings from Fanhua Group (Continued)

The movement of Corporate borrowings from Fanhua Group is as follows:

Corporate Borrowings
RMB
Balance as of January 1, 2024	55,251
Change in fair value	3,286
Change in other comprehensive income	254
Others	10
Balance as of June 30, 2024	58,801
Balance as of January 1, 2025	45,811
Change in fair value	2,052
Change in other comprehensive income	453
Balance as of June 30, 2025	48,316